Annual Fund Operating Expenses - Nuveen Dividend Growth Fund	Jan. 31, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2028
ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%	[1]
Expenses (as a percentage of Assets)	0.75%
Fee Waiver or Reimbursement	(0.14%)	[2]
Net Expenses (as a percentage of Assets)	0.61%

[1]	The ETF Class shares of the Fund are new, so the “Other Expenses” shown for the class are based on estimated fees and expenses for the ETF Class’s first fiscal year.
[2]	Nuveen Fund Advisors, LLC, the Fund’s investment adviser, has agreed to waive fees and/or reimburse expenses so that the total annual operating expenses of the ETF Class (excluding interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the current total annual operating expenses of Class R6 shares of the Fund (which as of the Mutual Fund’s most recent prospectus was 0.61%) through July 31, 2028 or 1.25% of the average daily net assets of any class of Fund shares after July 31, 2028. The expense limitation expiring July 31, 2028 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the Fund.